LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Schedule of Land Use Right, Net
	$		$
	December 31,
	2025		2024
Cost		$178,437		$178,844
Less: accumulated amortization		(79,364)		(76,215)

Land use right, net		$99,073		$102,629